Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets And Goodwill [Abstract]
Goodwill	$ 104,096	$ 104,096	$ 104,096
Recoverable amount	$ 1,017,240
Weighted average cost of capital	9.26%
Amortization of intangible assets	$ 2,773	$ 2,773	$ 2,724